Accruals and Other Payables	6 Months Ended
Jun. 30, 2026
Accruals and Other Payables [Abstract]
ACCRUALS AND OTHER PAYABLES

11. ACCRUALS AND OTHER PAYABLES

Accruals and other payables consist of the following:

	As of December 31, 2025	As of June 30, 2026
	HK$	HK$	US$
	(Audited)	(Unaudited)	(Unaudited)
Payroll payable	2,634,049	3,402,679	433,905
Accrued expenses	1,003,369	824,650	105,158
Customer deposits	1,557,500	1,616,160	206,090
Contract liabilities	908,389	3,293,752	420,014
Other tax payables	341,424	1,296,635	165,345
Total	6,444,731	10,433,876	1,330,512

Changes in the Group’s contract liabilities are presented as follows:

	As of December 31, 2025	As of June 30, 2026
	HK$	HK$	US$
	(Audited)	(Unaudited)	(Unaudited)
Beginning balance	7,530,159	908,389	115,836
Addition	—	3,293,752	420,014
Recognized as revenue	(6,641,275)	(908,389)	(115,836)
Exchange alignment	19,505	—	—
Ending balance	908,389	3,293,752	420,014